CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts Receivable	(60)	50	(34)
(Increase)/decrease in Inventories	(30)	27	3
Decrease/(increase) in Other Current Assets	40	64	(15)
(Decrease)/increase in Accounts Payable and Other	(291)	146	243
Increase in Accrued Interest	7	0	10
(Increase)/Decrease in Operating Working Capital	(334)	287	207